Employee Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Employee Stock-Based Compensation

10. Employee Stock-Based Compensation

2014 Incentive Plan

Under our 2014 Incentive Plan (“2014 Plan”), the Company is authorized to grant awards in the form of incentive stock options, non-qualified stock options, restricted stock shares, restricted stock units, other common stock-based awards and cash-based awards. The maximum number of common shares reserved for the grant of awards under the 2014 Plan is 5.0 million, subject to adjustment as provided by the 2014 Plan. All 5.0 million shares under the Plan may be made subject to options, stock appreciation rights (“SARs”), or stock-based awards.  Stock options and SARs granted under the 2014 Plan may not have a term exceeding 10 years from the date of grant. The 2014 Plan also provides that all awards will become fully vested and/or exercisable upon a change in control (as defined in the 2014 Plan) if those awards (i) are not assumed or equitably substituted by the surviving entity or (ii) have been assumed or equitably substituted by the surviving entity, and the grantee’s employment is terminated under certain circumstances. Other specific terms for awards granted under the 2014 Plan shall be determined by our Compensation Committee (or the board of directors if so determined by the board of directors). Awards granted under the 2014 Plan generally vest ratably over a four year period. As of December 31, 2014, 3.7 million shares were available for issuance under the 2014 Plan.

2007 Incentive Plan

Under our 2007 Incentive Plan (“2007 Plan”), the Company is authorized to grant awards in the form of incentive stock options, non-qualified stock options, restricted stock, other common stock-based awards and cash-based awards. In January 2010, our shareholders approved an amendment to our 2007 Plan which increased the number of shares of common stock that may be granted pursuant to awards under the 2007 Plan from 2.5 million shares to 7.0 million shares. The maximum number of common shares reserved for the grant of awards under the 2007 Plan is 7.0 million, subject to adjustment as provided by the 2007 Plan. No more than 7.0 million shares may be made subject to options SARs granted under the 2007 Plan, and no more than 3.5 million shares may be made subject to stock-based awards other than options or SARs. Stock options and SARs granted under the 2007 Plan may not have a term exceeding 10 years from the date of grant. The 2007 Plan also provides that all awards will become fully vested and/or exercisable upon a change in control (as defined in the 2007 Plan). Other specific terms for awards granted under the 2007 Plan shall be determined by our Compensation Committee (or the board of directors if so determined by the board of directors). Historically, awards granted under the 2007 Plan generally vest ratably over a three to four-year period. As of December 31, 2014, 25,000  shares were available for issuance under the 2007 Plan, 25,000 of which may be made subject to stock-based awards other than options or SARs.

2005 Equity Incentive Plan

Under our 2005 Equity Incentive Plan (“2005 Plan”), we are authorized to grant stock-based awards in the form of incentive stock options, non-qualified stock options, restricted stock and other common stock-based awards. The maximum number of common shares reserved for the grant of awards under the 2005 Plan is 2.2 million, subject to adjustment as provided by the 2005 Plan. No more than 2.2 million shares may be made subject to options or SARs granted under the 2005 Plan, and no more than 1.1 million shares may be made subject to stock-based awards other than options or SARs. Stock options and SARs granted under the 2005 Plan may not have a term exceeding 10 years from the date of grant. The 2005 Plan also provides that all awards will become fully vested and/or exercisable upon a change in control (as defined in the 2005 Plan). Other specific terms for awards granted under the 2005 Plan shall be determined by our board of directors (or a committee of its members). Historically, awards granted under the 2005 Plan generally vest ratably over a three-year period. As of December 31, 2014, 2,700 shares were available for issuance under the 2005 Plan, 2,700 of which may be made subject to stock-based awards other than options or SARs.

1998 Stock Incentive Plan

Under the Builders FirstSource, Inc. 1998 Stock Incentive Plan (“1998 Plan”), we were authorized to issue shares of common stock pursuant to awards granted in various forms, including incentive stock options, non-qualified stock options and other stock-based awards. The 1998 Plan also authorized the sale of common stock on terms determined by our board of directors.

Stock options granted under the 1998 Plan generally cliff vest after a period of seven to nine years with certain option grants subject to acceleration if certain financial targets were met. The expiration date is generally 10 years subsequent to date of issuance. As of January 1, 2005, no further grants will be made under the 1998 Plan.

The following table summarizes our stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Years	Aggregate Intrinsic Value
	(In thousands)			(In thousands)
Outstanding at December 31, 2013	4,933	$4.01
Granted	1,817	$7.67
Exercised	(492)	$3.72
Forfeited	(12)	$7.05
Outstanding at December 31, 2014	6,246	$5.09	6.4	$12,782
Exercisable at December 31, 2014	4,379	$4.04	5.2	$12,614

The outstanding options at December 31, 2014 include options to purchase 4,113,000 shares granted under the 2007 Plan, 1,319,000 shares granted under the 2005 Plan and 814,000 shares granted under the 1998 Plan. As of December 31, 2014, options to purchase 2,796,000 shares under the 2007 Plan, 769,000 shares under the 2005 Plan and 814,000 shares under the 1998 Plan awards were exercisable. The weighted average grant date fair value of options granted during the years ended December 31, 2014 and 2012 were $5.71 and $2.83, respectively. No option awards were granted during 2013. The total intrinsic value of options exercised during the years ended December 31, 2014, 2013, and 2012 were $2.0 million $1.8 million and $0.4 million, respectively. We realized no tax benefits for stock options exercised during the years ended December 31, 2014, 2013 and 2012.

Outstanding and exercisable stock options at December 31, 2014 were as follows (shares in thousands):

	Outstanding			Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Weighted Average Remaining Years	Shares	Weighted Average Exercise Price
$3.15	814	$3.15	7.8	814	$3.15
$3.19 - $3.72	2,652	$3.21	5.2	2,598	$3.20
$6.70 - $7.15	967	$7.06	3.3	967	$7.06
$7.67	1,813	$7.67	9.1	—	$—
$3.15 - $7.67	6,246	$5.09	6.4	4,379	$4.04

The following table summarizes restricted stock activity for the year ended December 31, 2014 (shares in thousands):

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	610	$3.42
Granted	—	$—
Vested	(583)	$3.40
Forfeited	—	$—
Nonvested at December 31, 2014	27	$3.72

The outstanding restricted stock units (“RSUs”) at December 31, 2014 include 1,300,000 units granted under the 2014 Plan and 555,000 units granted under the 2007 Plan. The weighted average grant date fair value of RSUs granted during the year ended December 31, 2014 was $7.48. No RSUs were granted during 2013 or 2012.

The following table summarizes restricted stock unit activity for the year ended December 31, 2014 (shares in thousands):

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	—	$—
Granted	1,858	$7.48
Vested	—	$—
Forfeited	(3)	$7.52
Nonvested at December 31, 2014	1,855	$7.48

Our results of operations included stock compensation expense of $6.2 million ($6.2 million net of taxes), $4.2 million ($4.2 million net of taxes) and $3.6 million ($3.6 million net of taxes) for the years ended December 31, 2014, 2013 and 2012, respectively. The total fair value of options vested during the years ended December 31, 2014, 2013, and 2012 were $3.0 million, $3.0 million and $3.1 million, respectively. The total fair value of restricted stock vested during the years ended December 31, 2014, 2013 and 2012 were $2.0 million, $2.1 million and $2.0 million, respectively. There were no RSUs which vested in 2014, 2013, or 2012.

As of December 31, 2014, there was $17.4 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plans. That cost is expected to be recognized over a weighted-average period of 3.0 years.